Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets1 [Abstract]
Schedule of other assets

	2024	2023
	$	$

Reclamation deposits	54,375	50,934
Prepaid withholding tax	14,473	—
Restricted cash	5,054	5,259
Loan to associate	—	5,763
Other	62	1,679
	73,964	63,635